STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
OPERATING EXPENSES:
Research and development	$ 9,717	$ 17,287	$ 60,536	$ 54,961	$ 36,179
General and administrative	2,139	1,578	6,829	9,469	5,330
Loss from operations	(11,856)	(18,865)	(67,365)	(64,430)	(41,509)
OTHER (EXPENSE) INCOME:
Other income (expense), net	(2,233)	11,256	9,085	(2,095)	(236)
Interest income	2	2	30	64	27
Interest expense	(401)	(698)	(2,440)	(2,667)	(758)
NET LOSS	(14,488)	(8,305)	(60,690)	(69,128)	(42,476)
OTHER COMPREHENSIVE LOSS, NET OF TAX:
Unrealized (loss) gain from available-for-sale securities				(5)	8
COMPREHENSIVE LOSS	(14,488)	(8,305)	(60,690)	(69,133)	(42,468)
(LOSS) EARNINGS ATTRIBUTABLE TO COMMON STOCKHOLDERS - BASIC AND DILUTED (Note 15)	(19,457)	(11,887)	(78,161)	(83,120)	113
(LOSS) EARNINGS PER SHARE:
Basic (in dollars per share)	$ (50.45)	$ (31.25)	$ (203.91)	$ (225.71)	$ 0.51
Diluted (in dollars per share)	$ (50.45)	$ (31.25)	$ (203.91)	$ (225.71)	$ 0.06
WEIGHTED AVERAGE SHARES:
Basic (in shares)	385,664	380,352	383,310	368,261	219,254
Diluted (in shares)	385,664	380,352	383,310	368,261	1,774,935
Pro forma loss attributable to common stockholders - basic and diluted (unaudited)	$ (19,457)		$ (60,690)
Pro forma loss per share - basic (unaudited) (in dollars per share)	$ (1.00)		$ (3.97)
Pro forma loss per share - diluted (unaudited) (in dollars per share)	$ (1.00)		$ (3.97)
Weighted-average common shares used in computing pro forma earnings per share - basic (unaudited) (in shares)	19,445,393		15,277,598
Weighted-average common shares used in computing pro forma earnings per share - diluted (unaudited) (in shares)	19,445,393		15,277,598